                                                                                        File No. 811-5867

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                            /  X  /

         PRE-EFFECTIVE AMENDMENT NO.  ___                                                          /      /

         POST-EFFECTIVE AMENDMENT NO. 27                                                             /  X  /
                                      --

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                                                                     /  X  /

         Amendment No. 27                                                                          /  X  /
                       --

                                       OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
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                                 (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                      (Address of Principal Executive Offices)

                                                   303-768-3200
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                                           (Registrant's Telephone Number)

                                                Robert G. Zack, Esq.
                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018
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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   /    /Immediately upon filing pursuant to paragraph (b)
   /    /On _________________, pursuant to paragraph (b)
   /    /60 days after filing pursuant to paragraph (a)(1)
   / X / On November 27, 2002, pursuant to paragraph (a)(1)
   /    /75 days after filing, pursuant to paragraph (a)(2)
   /    /On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
   / /This  post-effective  amendment  designates  a new  effective  date  for a  previously  filed  post-effective amendment.

Oppenheimer New Jersey Municipal Fund

Prospectus dated November 27, 2002

                                                              Oppenheimer New Jersey Municipal Fund is a mutual
                                                              fund.  It seeks current income exempt from federal
                                                              and New Jersey personal income taxes by investing
                                                              mainly in municipal securities, while attempting to
                                                              preserve capital.
                                                                   This Prospectus contains important information
                                                              about the Fund's objective, its investment policies,
                                                              strategies and risks.  It also contains important
                                                              information about how to buy and sell shares of the
                                                              Fund and other account features.  Please read this
                                                              Prospectus carefully before you invest and keep it
                                                              for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete.  It is a
criminal offense to represent otherwise.

                                                                                                               1234

                                                                                            [OppenheimerFunds logo]

Contents
                  About The Fund
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                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  About Your Account
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                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet WebSite
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights
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About the Fund
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The Fund's Investment Objective and Strategies

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What Is the Fund's  Investment  Objective?  The Fund seeks as high a level of current  interest  income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.
-------------------------------------------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in New Jersey  municipal  securities that pay interest exempt from federal and New Jersey  individual  income taxes.  These securities  primarily  include municipal bonds (which are debt  obligations  having a  maturity  of more  than one (1) year when  issued),  municipal  notes  (short-term obligations),  and interests in municipal leases.  Most of the securities the Fund buys must be "investment  grade"
(securities  rated in the four (4) highest  rating  categories of national  rating  organizations,  such as Moody's
Investors Services ("Moody's")).

         Under normal market conditions, the Fund:
         |_|  attempts to invest 100% of its net assets in municipal securities,
         |_|  as a fundamental policy, invests at least 80% of its net assets in municipal securities, and
         |_|  invests  at  least  80%  of  its  net  assets  (plus  borrowings  for  investment  purposes)  in  New
         Jersey   municipal   securities.   This  includes   securities   that  generate   income  subject  to  the
         alternative minimum tax, as discussed below.

         The Fund does not limit its investments to securities of a particular  maturity  range,  and may hold both short- and long-term  securities.  However,  it currently focuses on longer-term  securities to seek higher yields.
These investments are more fully explained in "About the Fund's Investments," below.

         |X| How Do the Portfolio  Managers  Decide What  Securities to Buy or Sell?  In selecting  securities  for the Fund, the portfolio managers look primarily  throughout New Jersey for municipal  securities using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:

                  |_|  Securities that provide high current income
|_|      A wide range of  securities  of  different  issuers  within the state,  including  different  agencies and municipalities, to spread risk
|_|      Securities having favorable credit characteristics
|_|      Special situations that provide opportunities for value

Who Is the Fund Designed  For? The Fund is designed for  individual  investors  who are seeking  income exempt from federal  personal  income taxes and New Jersey  personal  income  taxes.  The Fund does not seek  capital  gains or growth.  Because it invests in tax-exempt  securities,  the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments  have risks to some degree.  The Fund's  investments are subject to changes in their value from a number of  factors,  described  below.  There is also the risk that poor  security  selection  by the Fund's investment  Manager,  OppenheimerFunds,  Inc.,  will cause the Fund to  underperform  other funds  having a similar objective.

         These  risks  collectively  form the risk  profile  of the Fund and can  affect  the  value of the  Fund's investments,  its investment  performance,  and the prices of its shares.  These risks mean that you can lose money by  investing  in the Fund.  When you  redeem  your  shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its objective.

         |X| Credit  Risk.  Municipal  securities  are  subject to credit  risk.  Credit  risk is the risk that the issuer of a municipal  security  might not make  interest  and  principal  payments on the  security as they become due.  If the issuer  fails to pay  interest,  the Fund's  income  may be reduced  and if the issuer  fails to repay principal,  the value of that  security  and of the Fund's  shares may be  reduced.  Because the Fund can invest as much as 25% of its assets in municipal  securities below investment grade to seek higher income,  the Fund's credit risks are greater  than those of funds that buy only  investment-grade  bonds.  A downgrade  in an issuer's  credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

         |X| Interest Rate Risks.  Municipal  securities are debt  securities  that are subject to changes in value when  prevailing  interest  rates  change.  When  interest  rates  fall,  the  values of  already-issued  municipal
securities  generally  rise.  When  prevailing  interest  rates  rise,  the  values  of  already-issued   municipal
securities  generally  fall,  and the  securities  may sell at a discount from their face amount.  The magnitude of these  price  changes is  generally  greater  for bonds  with  longer  maturities.  The Fund  currently  focuses on longer-term  securities  to seek  higher  income.  Callable  bonds the Fund buys are more  likely to be called when interest  rates fall,  and the Fund might then have to reinvest  the  proceeds  of the called  instrument  in other securities that have lower yields, reducing its income.

         |X| Risks of  Non-Diversification.  The Fund is "non-diversified."  That means that compared to funds that are  diversified,  it can invest a greater  portion of its assets in the  securities  of one issuer,  such as bonds issued by the State of New Jersey.  Having a higher  percentage of its assets  invested in the  securities of fewer issuers,  particularly  government issuers of one state,  could result in greater  fluctuations of the Fund's share prices due to economic, regulatory or political problems in New Jersey.

         |X| Risks of Derivative  Investments.  The Fund can use  derivatives to seek  increased  returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment  is an investment  contract  whose value depends on (or is  derived  from) the value of an  underlying  asset,  interest  rate or index.  Options,  futures,
"inverse floaters" and variable rate obligations are examples of derivatives the Fund can use.

         If the issuer of the  derivative  investment  does not pay the amount due,  the Fund can lose money on its investment.  Also,  the  underlying  security or investment on which the  derivative is based,  and the  derivative itself,  may not perform  the way the Manager  expected  it to  perform.  If that  happens,  the Fund will get less income than  expected,  its hedge might be  unsuccessful,  and its share  price could  decline.  To try to preserve capital,  the Fund has  limits on the  amount of  particular  types of  derivatives  it can  hold.  However,  using derivatives can increase the volatility of the Fund's share prices.  Some  derivatives  may be illiquid,  making it difficult for the Fund to sell them quickly at an acceptable price.

How Risky Is the Fund  Overall?  The  value of the  Fund's  investments  will  change  over time due to a number of factors.  They include changes in general bond market  movements,  the change in value of particular  bonds because of an event  affecting  the issuer,  or changes in interest  rates that can affect  bond prices  overall.  The Fund focuses  its  investments  in New  Jersey  municipal  securities  and is  non-diversified.  It  will  therefore  be vulnerable  to the effects of economic  changes  that affect New Jersey  governmental  issuers.  These  changes can affect the value of the Fund's  investments and its prices per share. In the  OppenheimerFunds  spectrum,  the Fund is more  conservative  than some types of taxable bond funds,  such as high yield bond funds, but has greater risks than money market funds.

         An  investment  in the Fund is not a deposit of any bank,  and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant institutional investors not subject to tax.  The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown. For the period from 1/1/02 through 6/30/02, the cumulative total return (not annualized) before taxes for Class A shares was 5.44%.  During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 6.81% (1Q'95) and the lowest return (not annualized) before taxes for a calendar quarter was -3.15% (3Q'99).

  ------------------------------------------------- -------------------- -------------------- -------------------
  Average Annual Total
  Returns for the periods                                                    5 Years (or      10 Years (or Life
  ended December 31, 2001                                 1 Year           Life of Class)     of Class)
  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------
  Class A Shares (inception 3/1/94)

                                                          -0.96%                3.03%               3.77%
  Return before taxes

  Return after taxes on distributions                     -0.96%                3.00%               3.73%
  Return after taxes on distributions and sale of
  fund shares                                              1.29%                3.40%               4.01%
  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------
  Lehman Brothers Municipal Bond Index (reflects
  no deductions for fees, expenses or taxes)              5.13%1               5.98%1               6.00%1
  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------
  Class B Shares (inception 3/1/94)                       -1.75%                2.96%               3.82%
  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------
  Class C Shares (inception 8/29/95)                       2.31%                3.29%               3.96%
  ------------------------------------------------- -------------------- -------------------- -------------------
1 From 2/28/94.
The Fund's  average  annual total returns  include the applicable  sales charge:  for Class A, the current  maximum initial sales charge of 4.75%;  for Class B, the applicable  contingent  deferred sales charges of 5% (1-year),  2%
(5-year); for Class C, the 1% contingent deferred sales charge for the one (1)-year period.
The returns  measure the  performance  of a  hypothetical  account and assume that all  dividends and capital gains distributions  have been  reinvested  in  additional  shares.  The Fund's  performance  is  compared  to the Lehman
Brothers  Municipal Bond Index, an unmanaged index of a broad range of investment  grade municipal bonds. The index includes municipal securities from many states while the Fund focuses on New Jersey municipal  securities,  and the index performance does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

&
         The Fund pays a variety of expenses  directly for management of its assets,  administration,  distribution of its shares and other  services.  Those  expenses are  subtracted  from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  Shareholders  pay other expenses  directly,  such as sales charges and account  transaction  charges.  The following tables are provided to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's expenses during its fiscal year ended July 31, 2002.
&

Shareholder Fees (charges paid directly from your investment):
------------------------------------------------- ---------------------- ----------------------- ---------------------
                                                     Class A Shares          Class B Shares         Class C Shares
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
&
Maximum  Sales Charge  (Load) on purchases (as a
% of offering price)                                      4.75%                   None                   None
&
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
&
Maximum  Deferred  Sales Charge  (Load) (as % of
the  lower  of the  original  offering  price or          None1                   5%2                    1%3
redemption proceeds)
&
------------------------------------------------- ---------------------- ----------------------- ---------------------
1. A 1%  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more of
     Class A shares.  See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The  contingent  deferred sales charge  declines to
     1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------------------------------------------------
                                                          Class A            Class B           Class C
                                                          Shares             Shares            Shares
----------------------------------------------------------------------------------------------------------------------
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Management Fees*                                          0.60%              0.60%             0.60%
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Distribution and/or Service (12b-1) Fees                  0.14%              0.90%             0.90%
----------------------------------------------------------------------------------------------------------------------
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Other Expenses                                            0.10%              0.10%             0.10%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                           0.84%              1.60%             1.60%
----------------------------------------------------------------------------------------------------------------------
Expenses may vary in future years.  The "Other expenses," in the table are based on, among other things, transfer agent fees, custodial expenses, and accounting and legal expenses of the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for all Oppenheimer funds to 0.35% per annum of all classes.  This undertaking may be amended or withdrawn at any time.  The Manager voluntarily agreed to reimburse certain expenses of the Fund for the fiscal period ended 4/30/02. With that expense reimbursement,
Total Annual Operating Expenses were 0.63% for Class A, 1.39% for Class B and 1.39% for Class C.

&
Examples.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated, and reinvest your dividends and distributions.
&

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the  class's  operating  expenses  remain  the same.  Your  actual  costs  may be higher or lower  because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------------------------------------------------------
&
If shares are redeemed:                    3 years           5 years           10 years                                                                                      1 year
&
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
&
Class A Shares                              $ 730             $ 919             $1,463                                                                                        $ 557
&
----------------------------------------------------------------------------------------------------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
&
Class B Shares                              $ 663             $ 805             $1,071                $1,5091
&
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
&
Class C Shares                              $ 263             $ 505              $ 871                $1,900
&
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are not redeemed:                1 year            3 years            5 years              10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
&
Class A Shares                              $ 557             $ 730              $ 919                $1,463
&
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
&
Class B Shares                              $ 163             $ 505              $ 871                $1,5091
&
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
&
Class C Shares                              $ 163             $ 505              $ 871                $1,900
&
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B or Class C contingent  deferred sales  charges.  In the second  example,  the Class A expenses  include the sales charge,  but
Class B and Class C expenses do not include contingent deferred sales charges.
1.       Class B expenses for years 7 through 10 are based on Class A expenses  since Class B shares  automatically convert to Class A after six years.

About the Fund's Investments

The Fund's  Principal  Investment  Policies.  The  allocation  of the Fund's  portfolio  among  different  types of investments  will vary over time based on the  Manager's  evaluation  of  economic  and market  trends.  The Fund's portfolio might not always include all of the different types of investments described below.

&
         The Manager  tries to reduce risks by selecting a wide variety of municipal  investments  and by carefully researching  securities  before they are  purchased.  However,  changes in the overall  market  prices of municipal securities  and the  income  they pay can occur at any time.  The  yield and share  prices of the Fund will  change daily based on changes in market prices of  securities,  interest  rates and market  conditions  and in response to other  economic  events.  The Statement of Additional  Information  contains  more detailed  information  about the
Fund's investment policies and risks.
&

What is A  Municipal  Security?  A  municipal  security  is  essentially  a loan by the buyer to the  issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally pay interest  excludable from gross income for federal personal income taxes.

&
         |X| Municipal  Securities.  The Fund buys municipal  bonds and notes,  certificates  of  participation  in municipal  leases and other debt  obligations.  New Jersey municipal  securities are municipal  securities that are not  subject  to New  Jersey  personal  income  tax in the  opinion  of bond  counsel to the issuer at the time the security is issued.  They  include  obligations  issued by the State of New Jersey and its  political  subdivisions
(such as cities,  towns,  school  districts,  counties,  agencies  and  authorities).  They also may  include  debt obligations of the governments of certain  possessions,  territories and  commonwealths of the United States if the interest is not subject to New Jersey personal income tax.
&

         The Fund can also buy other  municipal  securities  issued by the  governments of the District of Columbia and of other states, as well as their political  subdivisions,  authorities and agencies,  and securities issued by
any   commonwealths,   territories  or  possessions  of  the  United   States,   or  their   respective   agencies,
instrumentalities  or authorities,  if the interest paid on the security is not subject to federal  personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Municipal  securities  are issued to raise  money for a variety of public or private  purposes,  including financing state or local  governments,  financing  specific  projects or public  facilities.  The Fund can buy both long-term and  short-term  municipal  securities.  For purposes of this  Prospectus,  long-term  securities  have a maturity of more than one (1) year.  The Fund generally focuses on longer-term securities, to seek higher income.

         The Fund can buy municipal  securities that are "general  obligations,"  secured by the issuer's pledge of its full  faith,  credit  and  taxing  power for the  payment  of  principal  and  interest.  The Fund can also buy
"revenue  obligations,"  whose  interest is payable  only from the revenues  derived from a particular  facility or class of  facilities,  or a specific  excise tax or other revenue  source.  Some of these revenue  obligations  are private  activity  bonds that pay  interest  that may be a tax  preference  for  investors  subject to  alternative minimum tax.

         The Fund can also buy  "municipal  lease  obligations"  secured  by the  obligation  of the lessee to make rental payments.

         |X|  Municipal  Lease  Obligations.  Municipal  leases are used by state and local  governments  to obtain funds to  acquire  land,  equipment  or  facilities.  The Fund can invest in  certificates  of  participation  that represent a  proportionate  interest in payments made under  municipal lease  obligations.  Most municipal  leases, while  secured  by the leased  property,  are not  general  obligations  of the  issuing  municipality.  They often contain  "non-appropriation"  clauses  under which the  municipal  government  has no  obligation  to make lease or installment  payments in future years unless money is  appropriated  on a yearly  basis.  If the  government  stops making  payments or transfers its payment  obligations  to a private  entity,  the  obligation  could lose value or become taxable.  Some lease obligations  might not have an active trading market,  making it difficult for the Fund to sell them quickly at an acceptable price.

         |X| Ratings of Municipal  Securities  the Fund Buys.  Most of the municipal  securities  the Fund buys are
"investment  grade"  at the time of  purchase.  The Fund  does not  invest  more  than 25% of its  total  assets in municipal  securities that at the time of purchase are not  "investment-grade."  "Investment  grade" securities are those rated within the four highest  rating  categories  of Moody's,  Standard & Poor's  Rating  Services or Fitch,
Inc. or other nationally  recognized  rating  organization,  or (if unrated) judged by the Manager to be comparable to  securities  rated as  investment  grade.  Rating  definitions  of rating  organizations  are  described  in the
Statement of Additional  Information.  If a security the Fund buys is not rated,  the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization.

         The Manager  relies to some extent on credit  ratings by nationally  recognized  rating  organizations  in evaluating  the credit risk of  securities  selected  for the Fund's  portfolio.  It also uses its own research and analysis  to evaluate  risks.  Many  factors  affect an issuer's  ability to make timely  payments,  and the credit risks of a  particular  security may change over time.  If the rating of a security is reduced  after the Fund buys it, the Fund is not required  automatically to dispose of that security.  However,  the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Special Credit Risks of Lower-Grade  Securities.  Municipal  securities below  investment-grade  (sometimes  called
"junk  bonds")  usually  offer higher  yields than  investment  grade  securities  but are subject to greater price fluctuations  and risks of loss of income and principal  than  investment-grade  municipal  securities.  Securities that are (or that have  fallen)  below  investment  grade have a greater  risk that the  issuers may not meet their debt obligations.  They may also be less liquid than  investment-grade  securities making it harder for the Fund to sell them at an acceptable price.

Can the Fund's Investment  Objective and Policies Change?  The Fund's Board of Trustees can change  non-fundamental policies  without  shareholder  approval,  although  significant  changes will be described in  amendments  to this
Prospectus.  Fundamental  policies cannot be changed  without the approval of a majority of the Fund's  outstanding voting shares.  The Fund's investment  objective is a fundamental  policy.  Other investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other  Investment  Strategies.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described  below.  The  Manager  might not  always use all of the  different  types of  techniques  and investments  described  below.  These techniques  involve risks,  although some are designed to help reduce overall investment or market risk.

         |X|  Floating  Rate/Variable  Rate  Obligations.  Some  municipal  securities  have  variable  or floating interest  rates.  Variable  rates are adjustable at stated  periodic  intervals.  Floating rates are  automatically adjusted  according to a specified market rate for such investments,  such as the percentage of the prime rate of a bank, or the ninety one (91) day U.S. Treasury Bill rate.

         |X| Inverse  Floaters Have Special  Risks.  Variable  rate bonds known as "inverse  floaters" pay interest at rates that move in the  opposite  direction  of yields on  short-term  bonds in response to market  changes.  As interest rates rise,  inverse  floaters  produce less current income,  and their market value can become  volatile.
Inverse  floaters  are a type of  "derivative  security."  Some have a "cap," so that if interest  rates rise above the  "cap," the  security  pays  additional  interest  income.  If rates do not rise above the "cap," the Fund will have paid an  additional  amount for a feature  that  proves  worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

         |X|  Other  Derivatives.  The Fund can  invest  in other  derivative  securities  that pay  interest  that depends on the change in value of an underlying  asset,  interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

         |X| "When-Issued" and "Delayed Delivery"  Transactions.  The Fund can purchase  municipal  securities on a
"when-issued"  basis and can purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and  settlement,  no payment is made for the  security  and no interest  accrues to the buyer from the  investment.
There is a risk of loss to the Fund if the  value of the  when-issued  security  declines  prior to the  settlement date.

         |X| Puts and Stand-By  Commitments.  The Fund can acquire  "stand-by  commitments"  or "puts" with respect to  municipal  securities.  These  investments  give the Fund the  right to sell the  securities  at a set price on demand to the issuing  broker-dealer  or bank.  However,  a security  having this feature may have a lower interest rate.  The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

         |X| Illiquid and Restricted  Securities.  Investments may be illiquid  because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  Restricted securities  may have terms that limit their resale to other  investors or may require  registration  under  federal securities  laws  before  they can be sold  publicly.  The Fund will not invest  more than 15% of its net assets in illiquid  securities  and  cannot  invest  more  than  10% of its net  assets  in  restricted  securities.  Certain restricted  securities  that are eligible for resale to qualified  institutional  purchasers  may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Borrowing for Investment  Leverage.  The Fund can borrow money to purchase  additional  securities,  a technique referred to as "leverage." As a fundamental  policy,  the Fund's borrowings for investment  purposes must be from banks and are limited to not more than 5% of the Fund's total  assets.  The  interest on borrowed  money is an expense that might reduce the Fund's yield.

         |X|  Hedging.  The Fund can  purchase and sell futures  contracts,  put and call  options,  and enter into interest  rate  swap  agreements.  These  are all  referred  to as  "hedging  instruments."  The Fund  does not use hedging  instruments  for  speculative  purposes,  and has limits on its use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

         Hedging  involves  risks.  If the Manager  uses a hedging  instrument  at the wrong time or judges  market conditions  incorrectly,  the hedge might be  unsuccessful  and the strategy  could reduce the Fund's  return.  The
Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other  investments  or if it could not  close out a  position  because  of an  illiquid  market  for the  future or option.

         Interest  rate swaps are subject to credit risks and interest  rate risks.  The Fund could be obligated to pay more under its swap  agreements  than it receives  under them, as a result of interest  rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

Portfolio Turnover.  The Fund may engage in short-term trading to try to achieve its objective.  Portfolio turnover affects  brokerage  costs the Fund pays and high portfolio  turnover (for example over 100%) can increase the costs the Fund pays and  reduce  the  performance  of the Fund.  If the Fund  realizes  capital  gains  when it sells its portfolio  investments,  it  must  generally  pay  those  gains  out  to  shareholders,  increasing  their  taxable distributions.  The Financial  Highlights table at the end of this Prospectus  shows the Fund's portfolio  turnover rates during prior fiscal years.

Temporary and Interim  Defensive  Investments.  In times of unstable  adverse  market or economic  conditions,  the
Fund can invest up to 100% of its total assets in temporary  defensive  investments that are inconsistent  with the
Fund's principal investment  strategies.  Generally,  the Fund's defensive investments will be short-term municipal securities,  but could be U.S.  government  securities or highly-rated  corporate debt securities.  The income from some temporary  defensive  investments  might not be tax-exempt,  and therefore when making those  investments  the
Fund might not achieve its objective.

         Under normal market  conditions,  the Fund can also hold these types of  investments  for cash  management purposes  pending the  investment  of  proceeds  from the sale of Fund shares or  portfolio  securities  or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

The  Manager.  The  Manager  chooses  the Fund's  investments  and handles  its  day-to-day  business.  The Manager carries  out its  duties,  subject  to the  policies  established  by the Board of  Trustees,  under an  investment advisory  agreement  that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment  advisor since  January 1960.  The Manager and its  subsidiaries and affiliates  managed more than $125 billion in assets as of June 30, 2002,  including  other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,  New York, New York
10018.

         |X| Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.

         Mr. Fielding is a Senior Vice President of the Manager since January 1996 and a Vice President of the
Fund.  Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

         At a meeting held on December 13, 2001, the Board of Trustees of the Fund approved various changes to the Fund's fundamental investment policies and the submission of an amended and restated Class
B 12b-1 distribution and service plan and agreement to shareholders for approval.  Approval of the Fund's shareholders is required before the Fund's fundamental investment policies can be changed and before an amended and restated Class B 12b-1 distribution and service plan and agreement can be adopted.  On or about June 10, 2002, shareholders of the Fund on the record date were mailed proxy materials explaining the reasons for the proposed changes.  In addition, a copy of the proxy statement is available for informational purposes on the OppenheimerFunds website at ww.oppenheimerfunds.com. Shareholders may also call 1.800.708.7780 to request a copy of the proxy statement. If the proposals are approved by shareholders, the Fund's prospectus and/or statement of additional information will be revised to reflect the approved changes.

&
         |X| Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that  declines as the Fund's assets grow:  0.60% of the first $200 million of average  annual net assets, 0.55% of the next $100 million,  0.50% of the next $200 million,  0.45% of the next $250 million,  0.40% of the next $250  million,  and 0.35% of  average  annual  net  assets  in  excess of $1  billion.  As a result of the
Manager's voluntary  assumption of certain Fund expenses,  the Fund's management fee for its last fiscal year ended
July 31, 2002 was .40% of average annual net assets for each class of shares.
&

-------------------------------------------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

How  Do  You  Buy  Shares?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption)  orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

         |X| Buying  Shares  Through  Your  Dealer.  You can buy shares  through  any dealer,  broker or  financial institution  that  has a sales  agreement  with the  Distributor.  Your  dealer  will  place  your  order  with the
Distributor on your behalf.

         |X| Buying Shares  Through the  Distributor.  Complete an  OppenheimerFunds  New Account  Application  and
return it with a check payable to "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver, Colorado
80217.  If you  don't  list a dealer on the  application,  the  Distributor  will act as your  agent in buying  the shares.  However,  we  recommend  that you  discuss  your  investment  with a financial  advisor  before you make a purchase to be sure that the Fund is appropriate for you.
         |X| Paying by Federal Funds Wire.  Shares  purchased  through the  Distributor  may be paid for by Federal
Funds wire. The minimum  investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at
1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
         |X|  Buying  Shares  Through  OppenheimerFunds  AccountLink.  With  AccountLink,  you  pay for  shares  by electronic  funds  transfers  from your bank account.  Shares are purchased for your account by a transfer of money from your bank account  through the  Automated  Clearing  House (ACH) system.  You can provide  those  instructions automatically,  under an Asset Builder Plan, described below, or by telephone  instructions using  OppenheimerFunds
PhoneLink, also described below.  Please refer to "AccountLink," below for more details.
         |X| Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other  financial  institution  under an Asset  Builder Plan with  AccountLink.
Details are in the Asset Builder Application and the Statement of Additional Information.

How  Much  Must You  Invest?  You can buy  Fund  shares  with a  minimum  initial  investment  of  $1,000  and make additional  investments  at any time with as little as $25 (effective  November 1, 2002,  the  additional  purchase amount is $50).  There are reduced minimum investments under special investment plans.

         |X| With Asset Builder Plans,  403(b) plans,  Automatic  Exchange Plans and military  allotment plans, you can make initial and  subsequent  investments  for as little as $25.  The minimum  initial  investment  in any such plan  accounts  established  on or after  November 1, 2002 is $50. The minimum  additional  investment to such plan accounts  that were  established  prior to November 1, 2002 will remain $25. To establish a new Asset  Builder Plan account on or after November 1, 2002, you must first invest at least $500.
         |X| The minimum  investment  requirement  does not apply to  reinvesting  dividends from the Fund or other
Oppenheimer  funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price  which is the net asset  value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in  Colorado,  or after any agent  appointed by the  Distributor  receives the order and sends it to the Distributor.

Net Asset Value.  The Fund  calculates  the net asset value of each class of shares as of the close of The New York
Stock  Exchange,  on each day the  Exchange  is open for  trading  (referred  to in this  Prospectus  as a "regular business  day").  The Exchange  normally  closes at 4:00 P.M.,  Eastern  time,  but may close earlier on some days.
All references to time in this Prospectus mean "Eastern time".

         The net asset value per share is  determined  by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.  To determine  net asset value,  the Fund's
Board of Trustees has established  procedures to value the Fund's  securities,  in general,  based on market value.
The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained.

         If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that day, am event  occurs  that the  Manager  deems  likely to cause a material  change in the value of such security,  the Fund's Board of Trustees has  authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such security.  A security's  valuation may differ  depending on the method used for determining value.

The Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent must receive your order by the time of day The New York Stock  Exchange  closes that day. If your order is received on a day when the  Exchange  is closed or after it has  closed,  the order will  receive the next offering price that is determined after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of
The New York Stock  Exchange and transmit it to the  Distributor  so that it is received  before the  Distributor's close of business on a regular  business day (normally 5:00 P.M.) to receive that day's offering price.  Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
What  Classes of Shares Does the Fund Offer?  The Fund offers  investors  three  different  classes of shares.  The different  classes of shares  represent  investments  in the same  portfolio  of  securities,  but the  classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         |X| Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on  investments up to $1 million).  The amount of that sales  charge will vary  depending  on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

         |X| Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within 6 years of buying  them,  you will normally pay a contingent  deferred sales charge.  That  contingent  deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         |X| Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares  within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Which Class of Shares Should You Choose?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best  suited to your needs  depends on a number of factors  that you should discuss  with your  financial  advisor.  Some  factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should  re-evaluate  those factors to see if you should consider  another class of shares.  The Fund's operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

         The  discussion  below  is  not  intended  to be  investment  advice  or a  recommendation,  because  each investor's  financial  considerations  are different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of  different  classes.  Of course,  these  examples are based on approximations  of the effects of current sales charges and expenses  projected over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

         |X| How Long Do You Expect to Hold Your  Investment?  While  future  financial  needs  cannot be predicted with  certainty,  knowing how long you expect to hold your  investment will assist you in selecting the appropriate class of shares.  Because of the effect of  class-based  expenses,  your  choice  will also  depend on how much you plan to invest.  For example,  the reduced  sales  charges  available  for larger  purchases of Class A shares may, over time,  offset the effect of paying an initial  sales  charge on your  investment,  compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

         |X| Investing for the Shorter Term.  While the Fund is meant to be a long-term  investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six years), you should probably  consider  purchasing Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class B contingent  deferred  sales charge if you redeem  within six years,  as well as the effect of the Class B asset-based  sales charge on the  investment  return for that class in the  short-term.  Class C shares might be the appropriate  choice  (especially  for investments of less than $100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

         However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon increases  toward six years,  Class C shares might not be as  advantageous  as Class A shares.  That is because the annual  asset-based  sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for  investors  who  invest  $1  million  or  more,  in most  cases  Class A  shares  will be the most advantageous  choice,  no  matter  how long you  intend to hold  your  shares.  For that  reason,  the  Distributor normally  will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

         |X|  Investing  for the Longer Term. If you are  investing  less than  $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

         |X| Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to Class B or Class C  shareholders.  Other  features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class B or Class C  shareholders.  Therefore,  you should  carefully  review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally,  the  dividends  payable  to  Class  B and  Class C  shareholders  will  be  reduced  by the additional  expenses  borne by those classes that are not borne by Class A shares,  such as the Class B and Class C asset-based  sales charge described below and in the Statement of Additional  Information.  Share  certificates are not  available for Class B and Class C shares,  and if you are  considering  using your shares as collateral  for a loan, that may be a factor to consider.  Also,  checkwriting  privileges are not available on accounts subject to a contingent deferred sales charge.

         |X|   How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that
Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to  purchases  of shares  of the Fund by  certain  groups,  or in other  special  types of  transactions.  To receive a waiver or special  sales charge  rate,  you must advise the  Distributor  when  purchasing  shares or the
Transfer Agent when redeeming shares that the special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases  described  below,  purchases  are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be  available,  as  described  below or in the  Statement  of  Additional  Information.  Out of the  amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge  varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or  allocated to your dealer as  concession.  The  Distributor  reserves the right to reallow the entire  concessions  to dealers.  The current  sales charge rates and  concessions  paid to dealers and brokers are as follows:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Amount of Purchase              Front-End Sales Charge As    Front-End Sales Charge As    Concessions As Percentage
                                a Percentage of Offering     a Percentage of Net Amount   of Offering Price
                                Price                        Invested
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Less than $50,000                          4.75%                        4.98%                        4.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$50,000  or more but less than             4.50%                        4.71%                        4.00%
$100,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$100,000   or  more  but  less             3.50%                        3.63%                        3.00%
than $250,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$250,000   or  more  but  less
than $500,000                              2.50%                        2.56%                        2.25%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$500,000   or  more  but  less             2.00%                        2.04%                        1.80%
than $1 million
------------------------------- ---------------------------- ---------------------------- ----------------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced  Sales  Charges" in the
Statement of Additional Information.

         |X| Class A Contingent  Deferred  Sales  Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds  aggregating $1 million or more. The  Distributor  pays dealers of record  concessions  in an amount  equal to 0.50% of  purchases  of $1 million or more (other than  purchases by retirement  plans,  which are not  permitted in the Fund).  That  concession  will be paid only on  purchases  that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding  period"  measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales charge  (called the "Class A contingent  deferred sales  charge")  may be  deducted  from the  redemption  proceeds.  That sales  charge will be equal to 1.0% of the lesser of:

o        the  aggregate  net  asset  value of the  redeemed  shares  at the time of  redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent  deferred sales charge will not exceed the aggregate  amount of the concessions the
Distributor  paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

How Can You Buy Class B Shares?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their  purchase a contingent  deferred  sales charge will be deducted  from the  redemption  proceeds.  The Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:

---------------------------------- ----------------------------------------------------------------------------------
Years Since Beginning of Month     Contingent Deferred Sales Charge On Redemptions in That Year   (As % of Amount
in which Purchase Order Was        Subject to Charge)
Accepted
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               0-1                                                       5.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               1-2                                                       4.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               2-3                                                       3.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               3-4                                                       3.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               4-5                                                       2.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

               5-6                                                       1.0%
---------------------------------- ----------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------

         6 and following                                                 None
---------------------------------- ----------------------------------------------------------------------------------
In the table, a "year" is a 12 month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         |X| Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase them. This  conversion  feature  relieves Class B shareholders  of the asset-based  sales charge that  applies to Class B shares  under the Class B  Distribution  and Service  Plan,  described  below.  The conversion  is based on the  relative  net asset  value of the two  classes,  and no sales load or other  charge is imposed.  When any Class B shares you hold  convert,  any other  Class B shares that were  acquired by  reinvesting dividends and  distributions on the converted shares will also convert to Class A shares.  For further  information on the  conversion  feature and its tax  implications,  see "Class B  Conversion"  in the  Statement of  Additional
Information.

How Can You Buy Class C Shares?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

Distribution and Service (12b-1) Plans

         |X|  Service  Plan for  Class A Shares.  The Fund has  adopted  a  Service  Plan for  Class A  shares.  It reimburses the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class
A shares.  Reimbursement  is made  quarterly  at an annual rate of up to 0.15% of the average  annual net assets of
Class A shares of the Fund.  The Board of  Trustees  can  increase  that fee to 0.25% of average  annual net assets without  shareholder  approval.  Shareholders will be notified of any such change.  The Distributor  currently uses all of those  fees to pay  dealers,  brokers,  banks and  other  financial  institutions  quarterly  for  providing personal service and maintenance of accounts of their customers that hold Class A shares.

         |X|  Distribution  and Service  Plans for Class B and Class C Shares.  The Fund has  adopted  Distribution and  Service  Plans  for  Class B and  Class C  shares  to pay  the  Distributor  for its  services  and  costs  in distributing  Class B and Class C shares and servicing  accounts.  Under the plans,  the Fund pays the  Distributor an annual  asset-based  sales  charge of 0.75% per year on Class B shares  and on Class C shares.  The  Distributor also  receives a service fee of 0.15% per year under each plan.  However,  the Board of Trustees can increase  that fee to 0.25% if average  annual net assets  without  shareholder  approval.  Shareholders  will be  notified if any such change.  However,  the Board of Trustees can increase that fee to 0.25% of average  annual net assets  without shareholder approval.  Shareholders will be notified of any such change.

         The  asset-based  sales charge and service fees increase  Class B and Class C expenses by 0.90% of the net assets  per year of the  respective  class.  Because  these  fees are paid out of the  Fund's  assets on an ongoing basis,  over time these fees will  increase the cost of your  investment  and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate  dealers for providing  personal services for accounts that hold Class B or Class C shares.  The  Distributor  pays the 0.15%  service  fees to dealers in advance for the first year after the shares were sold by the dealer.  After the shares have been held for a year,  the  Distributor pays the service fees to dealers on a quarterly basis.

         The  Distributor  currently  pays a sales  concession of 3.85% of the purchase  price of Class B shares to dealers  from its own  resources  at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class B shares is  therefore  4.00% of the  purchase price. The Distributor  retains the Class B asset-based sales charge.  See the Statement of Additional  Information for exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class C shares to dealers  from its own  resources  at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is  therefore  0.90% of the  purchase price.  The  Distributor  pays the  asset-based  sales  charge as an  ongoing  concession  to the dealer on Class C shares that have been outstanding for a year or more.  See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account  with an  account at a U.S.  bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

         |X| transmit funds  electronically  to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically under Asset Builder Plans, or
         |X| have the Transfer Agent send redemption  proceeds or transmit dividends and distributions  directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been  established.  To purchase shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink
privileges  by  sending  signature-guaranteed   instructions  and  proper  documentation  to  the  Transfer  Agent.
AccountLink  privileges  will apply to each  shareholder  listed in the  registration on your account as well as to your  dealer  representative  of  record  unless  and  until  the  Transfer  Agent  receives  written  instructions terminating or changing those  privileges.  After you establish  AccountLink  for your account,  any change of bank account  information  must be  made by  signature-guaranteed  instructions  to the  Transfer  Agent  signed  by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund  accounts  after you obtain a  Personal  Identification  Number  (PIN),  by  calling  the
PhoneLink number, 1.800.225.5677.

         |X|  Purchasing  Shares.  You may  purchase  shares  in  amounts  up to  $100,000  by  phone,  by  calling
1.800.225.5677.  You must have  established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.

         |X| Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below, you can exchange shares  automatically  by phone  from your Fund  account  to  another  OppenheimerFunds  account  you have  already established by calling the special PhoneLink number.

         |X| Selling Shares.  You can redeem shares by telephone  automatically by calling the PhoneLink number and the Fund will send the proceeds  directly to your AccountLink  bank account.  Please refer to "How to Sell Shares,"
below for details.

Can You Submit  Transaction  Requests by Fax? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.225.5677  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OppenheimerFunds  Internet  WebSite.  You can obtain  information  about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at  WWW.OPPENHEIMERFUNDS.COM.  Additionally,  shareholders listed in the account  registration  (and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.225.5677.  At times,  the website may be inaccessible or its transaction features may be unavailable.

Automatic  Withdrawal and Exchange Plans.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

Reinvestment  Privilege.  If you redeem  some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest all or part of the  redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial  sales  charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge when  you  redeemed  them.  This  privilege  does  not  apply  to  Class  C  shares.  You  must  be sure to ask the
Distributor for this privilege when you send your payment.

How to Sell Shares

         You can sell  (redeem)  some or all of your shares on any regular  business  day. Your shares will be sold at the next net asset value  calculated  after your order is  received  in proper  form  (which  means that it must comply with the  procedures  described  below) and is accepted by the Transfer  Agent.  The Fund lets you sell your shares by writing a letter,  by using the  Fund's  checkwriting  privilege,  or by  telephone.  You can also set up
Automatic  Withdrawal  Plans to  redeem  shares  on a  regular  basis.  If you have  questions  about  any of these procedures,  and  especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

         Certain  Requests  Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the following redemption  requests  must be in  writing  and must  include a  signature  guarantee  (although  there may be other situations that also require a signature guarantee):

         |X| You wish to redeem more than $100,000 and receive a check
         |X| The redemption check is not payable to all shareholders listed on the account statement
         |X| The redemption check is not sent to the address of record on your account statement
         |X| Shares are being transferred to a Fund account with a different owner or name
         |X| Shares are being redeemed by someone (such as an Executor) other than the owners

         Where Can You Have  Your  Signature  Guaranteed?  The  Transfer  Agent  will  accept a  guarantee  of your signature by a number of financial institutions, including:

         |X| a U.S. bank, trust company, credit union or savings association,
         |X| a foreign bank that has a U.S. correspondent bank,
         |X| a U.S. registered dealer or broker in securities, municipal securities or government securities, or
         |X| a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation,  partnership or other business or as a fiduciary,  you must also include your title in the signature.
Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $100. Effective November 1, 2002, this amount will increase to $500 for newly issued checkbooks. Checks written below the stated amount on the check will not be accepted.
o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or
     Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

How Do You Sell Shares by Mail?   Write a letter of instructions that includes:

         |X| Your name
         |X| The Fund's name
         |X| Your Fund account number (from your account statement)
         |X| The dollar amount or number of shares to be redeemed
         |X| Any special payment instructions
         |X| Any share certificates for the shares you are selling
         |X| The signatures of all registered owners exactly as the account is registered, and
         |X| Any special  documents  requested by the Transfer Agent to assure proper  authorization  of the person asking to sell the shares.

-------------------------------------------------------------------------------------------------------------------
Use the following address for requests by mail:      Send courier or express mail requests to:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
OppenheimerFunds Services                            OppenheimerFunds Services
-------------------------------------------------------------------------------------------------------------------
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

How Do You Sell  Shares by  Telephone?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held under a share certificate by telephone.

         |X|      To  redeem  shares  through  a  service  representative,  or  automatically  on  PhoneLink,  call
                  1.800.225.5677

         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check  must be  payable  to all  owners of record of the  shares  and must be sent to the  address  on the  account statement.  This service is not available within 30 days of changing the address on an account.

Telephone  Redemptions Through  AccountLink.  There are no dollar limits on telephone redemption proceeds sent to a bank account  designated  when you  establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the  business  day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Can You Sell Shares Through Your Dealer?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers  and  brokers  on behalf of their  customers.  Brokers or dealers  may  charge  for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

How Do Contingent  Deferred Sales Charges Affect  Redemptions?  If you purchase  shares subject to a Class A, Class
B or Class C contingent  deferred sales charge and redeem any of those shares during the applicable  holding period for the class of shares,  the  contingent  deferred  sales  charge will be deducted  from the  redemption  proceeds
(unless you are  eligible for a waiver of that sales  charge  based on the  categories  listed in Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your  eligibility for the waiver when you place your redemption request).

A contingent  deferred  sales  charge will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:

     o   the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares  redeemed in the special  circumstances  described  in Appendix C to the  Statement  of  Additional
         Information.

         To determine whether a contingent  deferred sales charge applies to a redemption,  the Fund redeems shares in the following order:

         (1)  shares acquired by reinvestment of dividends and capital gains distributions,

         (2)  shares held the holding period that applies to the class, and

(3)      shares held the longest during the holding period.

         Contingent  deferred  sales  charges are not charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding  period,  the  holding  period  will carry over to the fund whose  shares you  acquire.  Similarly,  if you acquire  shares of this Fund by  exchanging  shares  of  another  Oppenheimer  fund  that are  still  subject  to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of  exchange,  without  sales  charge.  Shares of the Fund can be  purchased  by  exchange  of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

         |X| Shares of the fund selected for exchange must be available for sale in your state of residence.
         |X| The prospectuses of both funds must offer the exchange privilege.
         |X| You must hold the shares you buy when you  establish  your  account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
         |X| You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
         |X| Before exchanging into a fund, you must obtain and read its prospectus.

         Shares  of a  particular  class of the Fund may be  exchanged  only for  shares  of the same  class in the other  Oppenheimer  funds.  For example,  you can  exchange  Class A shares of this Fund only for Class A shares of another fund. In some cases,  sales charges may be imposed on exchange  transactions.  For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a purchase of the shares of the other  fund,  which may result in a capital gain or loss.  Please  refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

         You  can  find a list  of  Oppenheimer  funds  currently  available  for  exchanges  in the  Statement  of
Additional  Information or obtain one by calling a service  representative at 1.800.225.5677.  That list can change from time to time.

How Do You Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

         |X| Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form,  signed by all owners of the  account.  Send it to the  Transfer  Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

         |X|  Telephone  Exchange  Requests.  Telephone  exchange  requests may be made either by calling a service representative or by using PhoneLink for automated  exchanges by calling  1.800.225.5677.  Telephone  exchanges may be made  only  between  accounts  that  are  registered  with the same  name(s)  and  address.  Shares  held  under certificates may not be exchanged by telephone.

Are There Limitations on Exchanges?  There are certain exchange policies you should be aware of:
   o   Shares are normally  redeemed  from one fund and purchased  from the other fund in the exchange  transaction on the same regular  business day on which the Transfer Agent receives an exchange  request that conforms to the policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day, which is normally  4:00 P.M.  but may be earlier on some days.  However,  either Fund may delay the purchase of shares of the Fund you are  exchanging  into up to seven days if it determines it would be  disadvantaged by the same day exchange.
   o   The  interests  of the Fund's  long-term  shareholders  and its  ability to manage  its  investments  may be adversely  affected  when its shares  are  repeatedly  bought  and sold in  response  to  short-term  market fluctuations--also  known as "market  timing."  When large dollar  amounts are  involved,  the Fund may have difficulty  implementing  long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market  timing  also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash  needed to buy a market  timer's  Fund  shares.  These  factors  may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading  would have a  disruptive effect on the  Fund's  ability to manage  its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any  person,  group or account  that the  Manager  believes  to be a market timer.
   o   The Fund may amend,  suspend or  terminate  the exchange  privilege  at any time.  The Fund will provide you notice  whenever  it is  required  to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
   o   If the Transfer  Agent  cannot  exchange all the shares you request  because of a  restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

         More  information  about the Fund's policies and procedures for buying,  selling and exchanging  shares is contained in the Statement of Additional Information.

Effective  September  27, 2002, a $12 annual fee will be charged on any account  valued at less than $500.  See the
Statement of Additional Information for circumstances when this fee will not be charged.

         |X| The  offering of shares may be  suspended  during any period in which the  determination  of net asset value is  suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
         |X| Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or  terminated  by the Fund at any time.  The Fund will  provide  you notice  whenever  it is  required to do so by applicable  law.  If an  account  has  more  than  one  owner,  the Fund  and the  Transfer  Agent  may rely on the instructions  of any  one  owner.  Telephone  privileges  apply  to  each  owner  of the  account  and  the  dealer representative  of record for the account  unless the Transfer  Agent receives  cancellation  instructions  from an owner of the account.

         |X| The Transfer  Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures to confirm that telephone  instructions are genuine,  by requiring  callers to provide tax identification  numbers and other account data or by using PINs, and by confirming  such  transactions  in writing.
The Transfer  Agent and the Fund will not be liable for losses or expenses  arising out of  telephone  instructions reasonably believed to be genuine.
         |X|  Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required documents  in proper  form.  From time to time,  the  Transfer  Agent in its  discretion  may waive  certain of the requirements for redemptions stated in this Prospectus.
         |X| Dealers  that can perform  account  transactions  for their  clients by  participating  in  NETWORKING through the National  Securities  Clearing  Corporation are responsible for obtaining their clients'  permission to perform those  transactions,  and are  responsible to their clients who are  shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
         |X| The  redemption  price for shares will vary from day to day because the value of the securities in the
Fund's portfolio  fluctuates.  The redemption  price,  which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.
         |X|  Payment  for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded  by check,  or through
AccountLink  (as  elected by the  shareholder)  within  seven days after the  Transfer  Agent  receives  redemption instructions  in proper form.  However,  under  unusual  circumstances  determined by the  Securities  and Exchange
Commission,  payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer,  payment will normally be forwarded within three business days after redemption.
         |X| The Transfer Agent may delay processing any type of redemption payment as described under "How to
Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by
Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the
Transfer Agent that your purchase payment has cleared.
         |X|  Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen below $200 for reasons other than the fact that the market value of shares has dropped.  In some cases  involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
         |X| Shares may be  "redeemed  in kind" under  unusual  circumstances  (such as a lack of  liquidity in the
Fund's  portfolio  to meet  redemptions).  This  means  that  the  redemption  proceeds  will be paid  with  liquid securities from the Fund's portfolio.
         |X| "Backup  Withholding" of federal income tax may be applied against  taxable  dividends,  distributions and  redemption  proceeds  (including  exchanges)  if you fail to furnish the Fund your correct,  certified  Social
Security or Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
         |X| To avoid  sending  duplicate  copies of materials to  households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's privacy  policy to  shareholders having  the same last  name and  address  on the  Fund's  records.  The  consolidation  of these  mailings,  called householding,  benefits the Fund through reduced mailing  expense.  If you want to receive multiple copies of these materials,  you may  call  the  Transfer  Agent  at  1.800.225.5677.  You may also  notify  the  Transfer  Agent in writing.  Individual  copies of  prospectuses  and reports and privacy  notices will be sent to you  commencing  30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately for each class of shares from net tax-exempt  income and/or net investment  income each regular  business day and to pay those  dividends to  shareholders  monthly on a date selected by the Board of Trustees.  Daily  dividends  will not be declared or paid on  newly-purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

         The Fund attempts to pay dividends on Class A shares at a constant  level.  There is no assurance  that it will be able to do so. The Board of Trustees  may change the targeted  dividend  level at any time,  without  prior notice to shareholders.  Additionally,  the amount of those dividends and any other  distributions  paid on Class B and Class C shares may vary over time,  depending on market  conditions,  the composition of the Fund's  portfolio, and expenses  borne by the  particular  class of shares.  Dividends and  distributions  paid on Class A shares will generally be higher than for Class B and Class C shares,  which normally have higher  expenses than Class A shares.
The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital  Gains.  Although  the Fund  does not seek  capital  gains,  it may  realize  capital  gains on the sale of portfolio  securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make  supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance  that the Fund will pay any capital gains  distributions  in a particular  year.  Long-term  capital gains will be separately  identified in the tax  information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

         |X| Reinvest All  Distributions  in the Fund.  You can elect to reinvest all  dividends  and capital gains distributions in additional shares of the Fund.
&
         |X|  Reinvest  Dividends  and Capital  Gains.  You can elect to reinvest  some  distributions  (dividends, short-term  capital gains or long-term  capital gains  distributions)  in the Fund while  receiving  other types of distributions by check or having them sent to your bank account through AccountLink.
&
         |X| Receive All  Distributions  in Cash.  You can elect to receive a check for all  dividends  and capital gains distributions or have them sent to your bank through AccountLink.
         |X| Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes.  Dividends paid from net  investment  income earned by the Fund on municipal  securities  will be excludable from  gross  income for  federal  personal  income tax  purposes.  A portion  of a  dividend  that is derived  from interest  paid on certain  "private  activity  bonds" may be an item of tax  preference  if you are  subject to the federal  alternative  minimum tax. If the Fund earns interest on taxable  investments,  any dividends  derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends  paid by the Fund from  interest  on New Jersey  municipal  securities  will be exempt  from New
Jersey  personal income taxes.  Dividends paid from income from municipal  securities of issuers outside New Jersey will normally be subject to New Jersey personal income taxes.

       Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

         |X|  Remember  There May be Taxes on  Transactions.  Because the Fund's  share price  fluctuates,  you may have a capital  gain or loss when you sell or  exchange  your  shares.  A  capital  gain or loss is the  difference between  the price you paid for the  shares and the price you  received  when you sold them.  Any  capital  gain is subject to capital gains tax.

         |X| Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be considered a
non-taxable   return  of  capital  to  shareholders.   If  that  occurs,  it  will  be  identified  in  notices  to shareholders.

&
         This  information is only a summary of certain federal  personal income tax and New Jersey tax information about your  investment.  You should  consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.
&

Financial Highlights

&
The Financial  Highlights Table is presented to help you understand the Fund's  financial  performance for the past five years.  Certain  information  reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an investor  would have  earned (or lost) on an  investment  in the Fund  (assuming reinvestment  of all  dividends  and  distributions).  This  information  has been  audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial  statements,  is included in the Statement of
Additional Information, which is available on request.
&

&
Information and Services
&
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For More Information About Oppenheimer New Jersey Municipal Fund:

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The following additional information about the Fund is available without charge upon request:
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Statement of Additional Information
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This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

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Annual and Semi-Annual Reports

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Additional information about the Fund's investments and performance is available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

-------------------------------------------------------------------------------------------------------------

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How to Get More Information:

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You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

-------------------------------------------------------------------------------------------------------------
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By Telephone:

-------------------------------------------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.800.CALL.OPP (225.5677)

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can send us a request by e-mail or read
or down-load documents on the OppenheimerFunds website:
WWW.OPPENHEIMERFUNDS.COM
------------------------
   Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the
   SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information  about the Fund are available on the EDGAR database on the SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained after payment of a
                                                            -----------
   duplicating  fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the
   SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Fund or to make any  representations  about the Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any  person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. is 811-5867 The Fund's shares are distributed
PR0395.001.0902  Printed on recycled paper.
OppenheimerFunds Distributor, Inc.

                                             APPENDIX TO PROSPECTUS OF
                                       Oppenheimer New Jersey Municipal Fund

         Graphic Material included in the Prospectus of Oppenheimer New Jersey Municipal Fund: "Annual Total
Returns (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer New Jersey Municipal Fund (the "Fund")
depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the five (5) most recent calendar year ends, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                                    Oppenheimer New Jersey
Year                                                 Municipal Fund
Ended                                                Class A Shares
-----                                                --------------

12/31/97                                                 9.52%
12/31/98                                                 6.38%
12/31/99                                                -8.01%
12/31/00                                                 9.38%
12/31/01                                                 3.98%

-------------------------------------------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated November 27, 2002

         This Statement of Additional Information is not a Prospectus.  This document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 2002.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

Contents                                                                                                    Page

About the Fund

About Your Account

Financial Information About the Fund

-------------------------------------------------------------------------------------------------------------------

ABOUT THE FUND
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goals.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Fund does not make investments with the objective of seeking capital growth.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities vary inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.  These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the
Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X| Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one (1) year as "municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "private activity") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the
Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

                  |_| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and school districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  |_| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

                  Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                           |_| Private Activity Bonds. Interest on certain Qualified Private Activity Bonds is excludable from gross income for federal income tax purposes if certain tests are met. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt (and excludable from gross income).  However, the
Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

         In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. There are no limits on the amount of assets the Fund may invest in private activity bonds.

         The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine whether a private activity bond is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.
Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property.  For certain types of uses, a 5%
threshold is substituted for this 10% threshold.

         The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds.
Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities.  Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

         A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family
(spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50%
in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

                  |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

                  |_|  Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

                  |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

                  |_| Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

         |_| the frequency of trades and price quotations for such securities;
         |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
         |_| the availability of market-makers; and
         |_| the nature of the trades for such securities.

         Municipal leases have special risk considerations.  Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

         |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors
Service, Inc. ("Moody's"), Standard & Poor's Rating Corporation ("S&P") and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.
However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

         Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, S&P or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of Additional Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in New Jersey Municipal Securities.  Because the Fund focuses its investments primarily on New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New Jersey and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.

         It is not possible to predict the future impact of political developments, economic problems and legislation on the long-term ability of the State of New Jersey or New Jersey municipal issuers to pay interest or repay principal on their obligations.  The information below is only a brief summary of general information regarding the state and the types of obligations issued by it and its political subdivisions, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of New Jersey issuers.  The information below is general in nature and does not provide information about the financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments.

         |X| General Information Regarding the State. New Jersey is the ninth largest state in population and fifth smallest in land area. With an average of 1,134 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington and that includes over one-fifth of the country's population.

         The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port
Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation facilities that have influenced the development of the state's economy. The state's central position in the northeast corridor, its transportation and port facilities and proximity to New York City make New Jersey an attractive location for corporate headquarters and international business offices. A number of major companies have their headquarters or major facilities in New Jersey. Many foreign-owned firms have located facilities in the state.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the
Atlantic seashore on the east and the lakes and mountains on the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.

         The state finances capital projects primarily through the sale of general obligation bonds of the state.
Those bonds are backed by the full faith and credit of the state. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay those debts fully. No general obligations can be issued by the state without prior voter approval. The exception is that no prior voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding state debt, as long as the law requires that the refinancing measure provide a debt service savings. All appropriations for capital projects and all proposals for state bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

         The state may also enter into lease finance arrangements. Through those, lease payments made by the state must be sufficient to cover debt service on the obligations issued to finance the project. Those rental payments are subject to annual appropriation by the state legislature. Also, various state entities have issued obligations for which the state has a "moral obligation" to appropriate funds to cover a deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations. The state legislature is not bound to make such appropriations, however.

         The state has extensive control over school districts, city and county governments, and local financing authorities. The local finance system is regulated by various statutes to assure that those entities remain on a sound financial footing. State laws impose specific limitations on appropriations, with exemptions subject to state approval. The state shares the proceeds of a number of taxes. Those funds are earmarked primarily for local education programs, homestead rebates, and Medicaid and welfare programs. Certain bonds are issued by localities but supported by direct state payments. In addition, the state participates in local waste water treatment programs.

         Counties, municipalities and school districts finance capital projects through the sale of general obligation bonds backed by their respective taxing power. Other entities, such as local financing authorities, typically finance their capital needs through the sale of bonds backed by a particular pledge of revenues, which may or may not include revenues derived from taxing powers

Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

Portfolio Turnover.  The Fund may engage in some short-term trading to seek its objective.  Portfolio turnover can increase the Fund's transaction costs (and reduce its performance).  However, in most cases the Fund does not pay brokerage commissions on debt securities it trades, so active trading is not expected to increase Fund expenses greatly.  While securities trading can cause the Fund to realize gains that are distributed to shareholders as taxable distributions.

         |X| Floating Rate and Variable Rate Obligations.     Variable rate demand obligations have a demand
feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

         The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the ninety-one (91) day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one (1)
year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.
         The Manager may determine that an unrated floating rate or variable rate demand obligation meets the
Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon not more than thirty (30) days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

         |X| Inverse Floaters and Other Derivative Investments.  Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates.  As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.  The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

         Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the
Fund to the risk of short-term interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the
Fund's exposure to rising interest rates.  When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         Inverse floaters are a form of derivative investment.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

         |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can purchase securities on a
"when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment")
basis.  "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.
Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the
Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at  a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.
Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities of any type at least equal to the value of purchase commitments until the
Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.
Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X| Puts and Standby Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the
Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

         |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

         In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities.  They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

         Repurchase agreements considered "loans" under the Investment Company Act of 1940 ("Investment Company
Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

         The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Joint Repurchase Agreements (Proposed). Pursuant to an Exemptive Order issued by the Securities and
Exchange Commission, the Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         Investment in Other Investment Companies.  The Fund can invest in shares of other investment companies.
Investment in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder is an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration fees.  At the same time, the Fund would bear its own management fees and other expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

         |X| Illiquid and Restricted Securities.  The Fund has percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X|  Borrowing for Leverage.  The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities.  This technique is known as "leverage."  The Fund may borrow only from banks for investment purposes and extraordinary or emergency purposes and, may borrow from affiliated investment companies subject to obtaining all required authorizations and regulatory approvals.  Borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing).  If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required to reduce its bank debt within three (3)
days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         |X| Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the
Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets. There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the
Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue
Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

         |X| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:

         |_| sell interest rate futures or municipal bond index futures,
         |_| buy puts on such futures or securities, or
         |_| write covered calls on securities, interest rate futures or municipal bond index futures.

         The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.  Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

         |_| buy interest rate futures or municipal bond index futures, or
         |_| buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the
Manager's discretion, as described below.  The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below.  The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

         |X| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called
"interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         No money is paid by or received by the fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S.
government securities with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the Future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the
Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

         Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful.  U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

         |X| Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

         |X| Writing Covered Call Options.  The Fund can write (that is, sell) call options.  The Fund's call writing is subject to a number of restrictions:

(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.

         When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.  The
Fund has retained the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The Securities and Exchange
Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a
"closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund  must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets identified on the
Fund's books.  The Fund will segregate additional liquid assets if the value of the escrowed assets drops below
100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

                  |X| Purchasing Calls and Puts.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. The aggregate premiums paid on all options that the Fund holds at any time are limited to 20% of the
Fund's total assets.

         When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).
The Fund may not sell puts other than puts it has previously purchased.

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

         |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.
If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the
Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

       The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

       The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

       The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging).  It is possible that the market may decline.  If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

       An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the
Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

       |_| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns. The Fund can enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

       Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

       The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading
Commission (the "CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC.  That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position.  However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.  Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the
Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

         |X| Temporary Defensive Investments. The securities the Fund can invest in for temporary defensive purposes include the following:

                  |_|  short-term municipal securities;
                  |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
                  |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
                   |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
                   |_| certificates of deposit of domestic banks with assets of $1 billion or more.

         |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities the Fund would buy for temporary defensive purposes.

Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

         |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_| more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

         |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general, or to
New Jersey municipal securities.

         |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         |_|  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_| The Fund cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         |_| The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         |_|  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow agreements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         |X| Does the Fund Have Other Restrictions that are Not Fundamental Policies?

         The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

         |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the Prospectus or this Statement of
Additional Information.

         |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

         |_| The Fund cannot sell securities short.

         |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

         |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

         |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of
1933.

         The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote) that prohibits the Fund from issuing senior securities.  However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

Non-Diversification of the Fund's Investments.   The Fund is "non-diversified," as defined in the Investment
Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

         Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration.  To implement its policy not to concentrate its investments, the
Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional
Information.  Those industry classifications are not a fundamental policy.

         In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.  Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing 25% or more of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the Prospectus or this Statement of Additional Information would be supplemented to reflect the change.

How the Fund Is Managed

Organization and History.  The Fund is a series of a Massachusetts business trust that was originally organized in 1989, as a trust having one series.  In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal Trust).  The Fund was added as a separate series of that Trust in 1994.
The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each of the three (3) series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.  The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has three classes of shares: Class A, Class B and Class C.  All classes invest in the same investment portfolio. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The
Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held
__ meetings during the Fund's fiscal year ended July 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth
Moynihan.  The Study Committee held __ meetings during the Fund's fiscal year ended July 31, 2002. The Study
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment
Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.
The Proxy Committee held ___ meetings during the Fund's fiscal year ended July 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the
Fund ("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board I Funds
(defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board I
Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                        Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                     Oppenheimer Special Value Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds, Mr. Galli is also a director or trustee of 10 other portfolios in the OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

         Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack and Fielding, and Mses. Feld and Ives
respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
_________, 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1%
of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated Transactions and Material Business Relationships. Mr. Reynolds has reported he has a controlling interest in The Directorship Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group, Inc. Mr. Reynolds estimates that The
Directorship Search Group will bill Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002.

         The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual Life Insurance
Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the 1940 Act or the rules thereunder require approval by a majority of
Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

---------------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal Occupation(s) During Past 5 Years / Other             Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                           of Shares       of the
Position(s) Held with                                                                      Beneficially    Oppenheimer
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of          Owned in the    Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee        Fund            by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                           As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General Partner (since 1982) of Odyssey Partners, L.P.          $0              None
the Board Trustee since    (investment partnership) and Chairman of the Board (since
1993                       1981) of Avatar Holdings, Inc. (real estate development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director of other Oppenheimer funds. Formerly      $0              Over $100,000
Trustee since 1993         Vice Chairman (October 1995-December 1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The Director (since 1991) of the Institute for Advanced         $0              Over $100,000
Trustee since 1999         Study, Princeton, N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a member of the National Academy of Sciences (since
                           1979); formerly (in descending chronological order) a
                           director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research
                           Triangle Institute, Raleigh, N.C., and a Professor of
                           Mathematics at Harvard University. Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor Emeritus of Marketing, Stern Graduate School of       $0              Over $100,000
Trustee since 1993         Business Administration, New York University. Oversees 31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author and architectural historian; a trustee of the Freer      $0              $50,001-$100,000
Trustee since 1993         Gallery of Art and Arthur M. Sackler Gallery (Smithsonian
Age: 72                    Institute), Trustees Council of the National Building Museum;
                           a member of the Trustees Council, Preservation League of New
                           York State. Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director of Dominion Resources, Inc. (electric utility        $0              Over $100,000
Trustee since 1993         holding company) and Prime Retail, Inc. (real estate
Age: 75                    investment trust); formerly a director of Dominion Energy,
                           Inc. (electric power and oil & gas producer), President and
                           Chief Executive Officer of The Conference Board, Inc.
                           (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists
                           Insurance Company and American Manufacturers Mutual Insurance
                           Company. Oversees 31 portfolios in the OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President, Baruch College, CUNY; a director of RBAsset (real    $0              $50,001-$100,000
Trustee since 1993         estate manager); a director of OffitBank; formerly Trustee,
Age: 72                    Financial Accounting Foundation (FASB and GASB), Senior
                           Fellow of Jerome Levy Economics Institute, Bard College,
                           Chairman of Municipal Assistance Corporation for the City of
                           New York, New York State Comptroller and Trustee of New York
                           State and Local Retirement Fund. Oversees 31 investment
                           companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship Search Group, Inc.    $0              $10,001-$50,000
Trustee since 1993         (corporate governance consulting and executive recruiting); a
Age: 70                    life trustee of International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich
                           Historical Society. Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman Emeritus (since January 1991) of the Manager.          $0              Over $100,000
Chairman of the Board of   Formerly a director (January 1969-August 1999) of the
Trustees,                  Manager. Oversees 31 portfolios in the OppenheimerFunds
Trustee since 1993         complex.
Age: 76
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993), Hogan & Hartson (a law firm). Other    $0              $50,001-$100,000
Trustee since 1993         directorships: Caterpillar, Inc. (since 1993) and
Age: 71                    Weyerhaeuser Co. (since 1999). Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal Occupation(s) During Past 5 Years / Other             Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                           of Shares       Owned in any
Position(s) Held with                                                                      Beneficially    of the
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of          Owned in the    Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee        Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                           As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman, Chief Executive Officer and director (since June
President and Trustee,     2001) and President (since September 2000) of the Manager;      $0              Over $100,000
Trustee since October      President and a director or trustee of other Oppenheimer
2001                       funds; President and a director (since July 2001) of
Age: 53                    Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a
                           holding company subsidiary of the Manager); a director (since
                           November 2001) of OppenheimerFunds Distributor, Inc. (a
                           subsidiary of the Manager); Chairman and a director (since
                           July 2001) of Shareholder Services, Inc. and of Shareholder
                           Financial Services, Inc. (transfer agent subsidiaries of the
                           Manager); President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment
                           advisory subsidiaries of the Manager: OFI Institutional Asset
                           Management, Inc. and Centennial Asset Management Corporation
                           (since November 2001), HarbourView Asset Management
                           Corporation and OFI Private Investments, Inc. (since July
                           2001); President (since November 1, 2001) and a director
                           (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                           a director (since November 2001) of Trinity Investment
                           Management Corp. and Tremont Advisers, Inc. (Investment
                           advisory affiliates of the Manager); Executive Vice President
                           (since February 1997) of Massachusetts Mutual Life Insurance
                           Company (the Manager's parent company); a director (since
                           June 1995) of DBL Acquisition Corporation; formerly, Chief
                           Operating Officer (September 2000-June 2001) of the Manager;
                           President and trustee (November 1999-November 2001) of MML
                           Series Investment Fund and MassMutual Institutional Funds
                           (open-end investment companies); a director (September
                           1999-August 2000) of C.M. Life Insurance Company; President,
                           Chief Executive Officer and director (September 1999-August
                           2000) of MML Bay State Life Insurance Company; a director
                           (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                           Savings Bank (a wholly-owned subsidiary of Emerald Isle
                           Bancorp). Oversees 69 portfolios in the OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur, Zack and Fielding and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Ronald H. Fielding, Vice           Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester
President and Portfolio Manager    Division of the Manager (since January 1996); an officer of 9 portfolios in the
since July 2002                    OppenheimerFunds complex; prior to joining the Manager in January 1996, he was
Age:  53                           President and a director of Rochester Capital Advisors, Inc. (1993 - 1995), the Fund's
                                   prior investment advisor, and of Rochester Fund Services, Inc. (1986 - 1995), the
                                   Fund's prior distributor; President and a trustee of Limited Term New York Municipal
                                   Fund (1991 - 1995), Oppenheimer Convertible Securities Fund (1986 - 1995) and
                                   Rochester Fund Municipals (1986 - 1995); President and a director of Rochester Tax
                                   Managed Fund, Inc. (1982 - 1995) and of Fielding Management Company, Inc. (1982 -
                                   1995), an investment advisor.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services,
and Accounting Officer since       Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services,
April 1999                         Inc., Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc. (since
Age: 42                            March 2000), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000)
                                   (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial
                                   Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                   and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice President/Fund Accounting of the Manager (since March 2002; formerly Vice
Assistant Treasurer since August   President/Corporate Accounting of the Manager (July 1999-March 2002) prior to which he
2002                               was Chief Financial Officer at Sovlink Corporation (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President (since May 1985) and General Counsel (since February 2002) of
Secretary since November  2001     the Manager; General Counsel and a director (since November 2001) of OppenheimerFunds
Age: 54                            Distributor, Inc.; Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation; Vice President and a director (since
                                   November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President,
                                   General Counsel and a director (since November 2001) of Shareholder Services, Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust
                                   Company and OFI Institutional Asset Management, Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since
                                   November 2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                   2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of
                                   Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International
                                   Ltd. and Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
since August 2002                  associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice President and Senior Counsel of the Manager (since July 1999); formerly a Vice
Assistant Secretary
since November 2001                President and Associate Counsel of the Manager (September 1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice President and Senior Counsel (since July 1999) of the Manager; Vice President
Assistant Secretary                (since June 1990) of OppenheimerFunds Distributor, Inc.; Director, Vice President and
since November 2001                Assistant Secretary (since June 1999) of Centennial Asset Management Corporation; Vice
Age: 44                            President (since 1997) of Oppenheimer Real Asset Management, Inc.; formerly Vice
                                   President and Associate Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant Counsel (since June 1998) of the Manager; Vice President
Assistant Secretary                (since 1999) of OppenheimerFunds Distributor, Inc.; Vice President and Assistant
since November 2001                Secretary (since 1999) of Shareholder Services, Inc.; Assistant Secretary (since
Age: 36                            December 2001) of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                   Inc.; formerly Assistant Vice President and Assistant Counsel of the Manager (August
                                   1997-June 1998); Assistant Counsel of the Manager (August 1994-August 1997). An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

Remuneration of Trustees. The officers of the Fund and one of the Trustees of the Fund (Mr. Murphy) who are
affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended ________, 2002. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

--------------------------------- ---------------------------------------- ------------------------------------------------
Trustee Name and Other Fund       As of Fiscal Year Ended 7/31/02          As of December 31, 2001
Position(s)
(as applicable)
--------------------------------- ---------------------------------------- ------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
                                  Aggregate            Retirement          Estimated Annual       Total Compensation From
                                                                           Retirement Benefits    All Oppenheimer Funds
                                                                           Paid at Retirement     For Which Individual
                                                       Benefits Accrued    from all Board I       Serves As
                                  Compensation         as Part of Fund     Funds                  Trustee/Director
                                  From Fund1           Expenses            (33 Funds) 2           (33 Funds)
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Leon Levy                         $0                   $93                 $137,560               $173,700
Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Robert G. Galli                   $0                   $276                $32,7662               $202,8863
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Phillip Griffiths4                $0                   $73                 $6,803                 $54,889
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Benjamin Lipstein                 $0                   $0                  $118,911               $150,152
Study Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Elizabeth B. Moynihan             $0                   $356                $52,348                $105,760
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Kenneth A. Randall                $0                   $217                $76,827                $97,012
Audit Committee Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Edward V. Regan                   11                   $378                $42,748                $95,960
Proxy Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.          11                   $234                $46,197                $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Donald Spiro                      11                   $88                 $3,625                 $64,080
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Clayton K. Yeutter6               11                   $178                $31,982                $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
1.       Aggregate compensation from the Fund includes fees and deferred compensation, if any. No trustee fee expenses were accrued to the Fund during its last fiscal year for any Trustee.
2.       Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
3.       Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not
Board I Funds.

         |X|  Retirement Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Trustees.  Payments are up to 80% of the average compensation paid during a Trustee's five (5) years of service in which the highest compensation was received.  A Trustee must serve as trustee for any of the New
York-based Oppenheimer funds for at least fifteen (15) years to be eligible for the maximum payment. Each
Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

         |X|  Deferred Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred Compensation
Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X|   Major Shareholders.  As of _______, 2001, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

         TO BE PROVIDED

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You
can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at www.sec.gov.  Copies may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to day business. The portfolio manager of the
Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's investment portfolio.

Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio manager with research and counsel in managing the Fund's investments.

         That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.  Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.  The management fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

---------------------------------------- -------------------------------------- --------------------------------------
Fiscal Year                              Management Fee                         Management Fee Paid to
Ended 7/31                               (Without Voluntary Waiver)             OppenheimerFunds, Inc.
                                                                                         (after waiver)
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
2000                                     $490,267                               $263,552
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
2001                                     $476,017                               $317,344
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
2002                                     $564,760                               N/A
---------------------------------------- -------------------------------------- --------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.  The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.  The Manager can use the name "Oppenheimer" in connection with other investment companies for which it or an affiliate is the investment adviser or general distributor.  If the
Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the
Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund.  The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions.  Under the agreement, the
Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the
Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the
Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions.  "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.  However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally the
Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Therefore, the Fund does not incur substantial brokerage costs.  Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.

         The Fund seeks to obtain prompt execution of orders at the most favorable net prices.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.  Other funds advised by the Manager have investment objectives and policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.  The Board permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the
Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.  The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

         The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below:

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  Fiscal Year   Aggregate          Class A Front-End   Concessions on       Concessions on      Concessions on
  Ended 7/31:   Front-End Sales    Sales Charges       Class A Shares       Class B Shares      Class C Shares
                Charges on Class   Retained by         Advanced by          Advanced by         Advanced by
                A Shares           Distributor*        Distributor1         Distributor1        Distributor1
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2000          $ 89,670           $11,968             $ 4,034              $193,383            $20,626
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2001          $150,702           $25,811             $579                 $284,744            $23,625
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2002          $159,960           $31,877             $280                 $413,775            $49,579
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
1.       The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
*     Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

  ----------------- ------------------------------ ------------------------------- --------------------------------
  Fiscal Year       Class A Contingent Deferred    Class B Contingent Deferred     Class C Contingent Deferred
  Ended 7/31:       Sales Charges Retained by      Sales Charges Retained by       Sales Charges Retained by
                    Distributor                    Distributor                     Distributor
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
  2000              $871                           $216,313                        $17,427
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
  2001              $422                           $132,505                        $1,881
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
  2002              $0                             $150,338                        $3,776
  ----------------- ------------------------------ ------------------------------- --------------------------------

         For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans."

Distribution and Service Plans.  The Fund has adopted a Service Plan for its Class A shares and Distribution and
Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act.  Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees,1 cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor, may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The
Manager may use profits from the advisory fee it receives from the Fund.  The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

         Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares automatically convert into Class A shares after six (6)
years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under the plan.  That approval must be by a "majority"
(as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

         Each plan states that while it is in effect, the selection or replacement and nomination of those
Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the
Independent Trustees.  This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

         Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees.  The
Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

         |_|  Class A Service Plan Fees.  Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.  The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

         For the fiscal year ended July 31, 2002, payments under the Plan for Class A shares totaled $60,527, all of which was paid by the Distributor to recipients.  That included $1,478 paid to an affiliate of the
Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.  The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

|_|      Class B and Class C Service and Distribution Plans.

         Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.
The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period.  The types of services that recipients provide for the service fee are similar to the services provided under Class A plans, described above.

         The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.
The types of services that recipients provide for the service fee are similar to the services provided under
Class A plans, described above.  However, the Distributor presently intends to pay recipients the service fee on
Class B and Class C shares in advance for the first year the shares are outstanding.  After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

         The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more.
If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.  The
Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class
C shares. The payments are made to the Distributor in recognition that the Distributor:

|_|      pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
|_|      may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_|      employs personnel to support distribution of shares, and bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses.
|_|      may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|      receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
|_|      may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
|_|      may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
|_|      may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When Class B and Class C shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B and Class C shares.

         The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.
If either the Class B or Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.  The Class B and Class C plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 --------------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/02
 --------------------------------------------------------------------------------------------------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class:           Total Payments Under     Amount Retained by       Distributor's            Distributor's
                                                                                             Unreimbursed Expenses
                                                                    Aggregate Unreimbursed   as % of Net Assets of
                  Plan                     Distributor              Expenses Under Plan      Class
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class B Plan     $372,492                 $324,574                 $1,512,203               3.45%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class C Plan     $  88,383                $  33,443                $   185,930              1.47%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

         All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "standardized yield," "tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.  Those returns must be shown for the
1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

         |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

         |_|  The Fund's performance returns do not reflect the effect of taxes on distributions.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Yields.  The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

         |_| Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated thirty (30) day period.  It is not based on actual distributions paid by the Fund to shareholders in the thirty (30) day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the
Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

-------------------------------------------------------------------------------------------------------------------
[OBJECT OMITTED]
-------------------------------------------------------------------------------------------------------------------
         The symbols above represent the following factors:
         a =   dividends and interest earned during the thirty (30) day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c =   the average daily number of shares of that class outstanding during the thirty (30) day period that were entitled to receive dividends.
         d =   the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a particular thirty (30) day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a thirty (30) day period occurs at a constant rate for a six (6) month period and is annualized at the end of the six (6) month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any thirty (30) day period.

         |_| Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by twelve (12) (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

                  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

         The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

         |_| Tax-Equivalent Yield.  The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.  It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate.  Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

         The tax-equivalent yield is based on a thirty (30) day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions).
The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

----------------------------------------------------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 7/31/02
----------------------------------------------------------------------------------------------------------------------
------------------ --------------------------------- -------------------------------- --------------------------------
                                                                                      Tax-Equivalent Yield (42.98%
                   Standardized Yield                Dividend Yield                   Combined Federal/New Jersey
                                                                                      Tax Bracket)
Class of Shares
------------------ --------------------------------- -------------------------------- --------------------------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
                   Without Sales    After Sales      Without Sales   After Sales      Without Sales    After Sales
                   Charge           Charge           Charge          Charge           Charge           Charge
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class A            4.36%            4.15%            4.58%           4.37%            7.65%            7.28%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class B            3.61%            N/A              3.83%           N/A              6.33%            N/A
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Class C            3.60%            N/A              3.83%           N/A              6.31%            N/A
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

         |X| Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured.  The cumulative total return measures the change in value over the entire period (for example, ten (10) years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.
However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one (1)
year period.

         |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

-------------------------------------------------------------------------------------------------------------------
[OBJECT OMITTED]
-------------------------------------------------------------------------------------------------------------------
                  |_| Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
  P

                  |_| Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
  P

         |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

-------------------------------------------------------------------------------------------------------------------
[OBJECT OMITTED]
-------------------------------------------------------------------------------------------------------------------
         |_| Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class
C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------
                               The Fund's Total Returns for the Periods Ended 7/31/02
----------------------------------------------------------------------------------------------------------------------
               ------------------------- -----------------------------------------------------------------------------
                   Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
                    life of class)

  Class of
   Shares
-------------- ------------------------- -----------------------------------------------------------------------------
               ------------------------- ------------------------- ------------------------- -------------------------
                                                                                                     10-Year
                                                  1-Year                    5-Year              (or life of class)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
               ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
               After        Without      After        Without      After        Without      After        Without
               Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
               Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
               ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A        42.70%1      49.81%1      0.77%        5.79%        3.15%        4.16%        4.32%1       4.92%1
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B        43.23%2      43.23%2      -0.01%       4.99%        3.08%        3.41%        4.36%2       4.36%2
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class C        35.91%3      35.91%3      3.99%        4.99%        3.39%        3.39%        4.53%3       4.53%3
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1     Inception of Class A shares:  3/1/94
2     Inception of Class B shares:  3/1/94
3     Inception of Class C shares:  8/29/95

  ---------------------------------------------------------------------------------------------------------------------
                          Average Annual Total Returns for Class A Shares (After Sales Charge)
                                             For the Periods Ended 7/31/02
  ---------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------- --------------------- --------------------- -----------------------
                                                           1-Year                5-Year                10-Year
                                                                                                  (or life of class)
  ------------------------------------------------- --------------------- --------------------- -----------------------
  ------------------------------------------------- --------------------- --------------------- -----------------------
  After Taxes on Distributions                      0.77%                 3.12%                 4.28%
  ------------------------------------------------- --------------------- --------------------- -----------------------
  ------------------------------------------------- --------------------- --------------------- -----------------------
  After Taxes on Distributions and Redemption of    2.26%                 3.44%                 4.43%
  Fund Shares
  ------------------------------------------------- --------------------- --------------------- -----------------------
     1.  Inception date of Class A shares: 3/1/94

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders.  You can obtain that information by contacting the
Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional
Information.  The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

         |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives.  The performance of the
Fund is ranked by Lipper against all other bond funds, other than money market funds, and other municipal bond funds.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|  Morningstar Ratings and Rankings.  From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar ranks mutual funds in their specialized sector.  The Fund is ranked among the municipal bond funds category.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding
consistent performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         The Fund may also compare its performance to that of other funds in its Morningstar category, in addition to its star ratings.  Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_|  Performance Rankings and Comparisons by Other Entities and Publications.  From time to time the
Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and
Morningstar.  The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

about your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Effective
November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001, will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New
York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal
Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the
Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|      Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of
Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of
Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters of Intent do not consider Class C shares you purchase or may have purchased.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

              1.  Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

              2.   If the total minimum investment specified under the Letter is completed within the 13-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

              3.  If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the
Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.
That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

              4.  By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

              5.  The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                         Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.
              6.  Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares"
and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which
Class B and Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in municipal securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

         |X|  Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

         If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts, calls and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.
If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the
Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)      specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this
Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1, 2002 the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

         |X|  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
         Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class
A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class
B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
"How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the
Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the
Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

         A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The Fund's dividends will not be eligible for the dividends-received deduction for corporations.
Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         To the extent that distributions paid by the Fund are derived from interest on New Jersey municipal securities and obligations of the U.S. Treasury, those distributions will also be exempt from New Jersey individual income tax. Distributions from the Fund attributable to income from sources other than those will generally be subject to New Jersey individual income tax as ordinary income.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid
(not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG llp, are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                                        A-6
                                                    Appendix A

MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

Long-Term Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of
"Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d)
payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa."
The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a #
symbol.
Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term obligations that are investment grade. Short-term speculative obligations are designated "SG." For variable rate demand obligations, a two-component rating is assigned. The first (MIG)
element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments. The second element (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's")

Long-Term Credit Ratings

AAA: Bonds rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics.
`BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.
p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Short-Term Issue Credit Ratings

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International Long-Term Credit Ratings

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD"
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process;
those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

-------------------------------------------------------------------------------------------------------------------
International Short-Term Credit Ratings
-------------------------------------------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                        B-1
                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                       C-13
                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans4
              4)  Group Retirement Plans5
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.7
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.8
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.10
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.11
              9)  On account of the participant's separation from service.12
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.      Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
         Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

1.       Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

2.       Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

3.       Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

4.       Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
     Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

5.       Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
     the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after
     March 6, 1995, but prior to November 24, 1995:
              redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
              withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.       Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

6.       Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
     Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

7.       Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
     March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.      Special Reduced Sales Charge for Former Shareholders of Advance     America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
-------------------------------------------------------------------------------------------------------------------

Internet WebSite:
         www.oppenheimerfunds.com

Investment Adviser
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, New York 10018

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, New York 10018

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL.OPP (225.5677)

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel to the Fund
       Mayer, Brown, Rowe and Maw
       1675 Broadway
       New York, New York 10019-5820

Legal Counsel to Independent Trustees
       Mayer, Brown, Rowe and Maw
       1675 Broadway
       New York, New York 10019-5820
       1234
PX395.1102

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                      OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)      Amended and Restated Declaration of Trust dated August 1, 2002: Filed herewith.

(b)      Amended and Restated By-Laws dated as of December 14, 2000: Filed herewith.

(c)      (i)  Oppenheimer  Pennsylvania  Municipal Fund Specimen Class A Share  Certificate:  Previously filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (ii) Oppenheimer  Pennsylvania  Municipal Fund Specimen Class B Share  Certificate:  Previously filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (iii) Oppenheimer  Pennsylvania  Municipal Fund Specimen Class C Share Certificate:  Previously filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (iv) Oppenheimer  Rochester  National  Municipals  Specimen Class A Share  Certificate:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 26 (November  21,  2001),  and  incorporated  herein by reference.

         (v) Oppenheimer  Rochester National Municipals  Specimen Class B Share Certificate:  Previously filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (vi)  Oppenheimer  Rochester  National  Municipals  Specimen Class C Share  Certificate:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 26 (November  21,  2001),  and  incorporated  herein by reference.

         (vii)    Oppenheimer  New Jersey  Municipal  Fund Specimen  Class A Share  Certificate:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 26 (November  21,  2001),  and  incorporated  herein by reference.

         (viii)  Oppenheimer New Jersey  Municipal Fund Specimen Class B Share  Certificate:  Previously filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (ix)  Oppenheimer  New Jersey  Municipal Fund Specimen Class C Share  Certificate:  Previously  filed with
         Registrant's Post-Effective Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

(d)      (i) Investment  Advisory  Agreement for  Oppenheimer  Pennsylvania  Municipal Fund dated October 22, 1990:
         Previously  filed  with  Post-Effective  Amendment  No. 2  (March  1,  1991),  refiled  with  Registrant's
         Post-Effective  Amendment No. 12 (April 25, 1995) pursuant to Item 102 of Regulation S-T and  incorporated herein by reference.

         (ii)  Investment  Advisory  Agreement  for  Oppenheimer  Florida  Municipal  Fund  dated  October 1, 1993:
         Previously  filed with  Post-Effective  Amendment No. 8 (December 29, 1993),  and  incorporated  herein by reference.

         (iii)  Investment  Advisory  Agreement for Oppenheimer  New Jersey  Municipal Fund dated December 9, 1993:
         Previously  filed with  Post-Effective  Amendment No. 9 (February 25, 1994),  and  incorporated  herein by reference.

(e)      (i)   General    Distributor's    Agreement    dated    August   19,   1993:    Previously    filed   with
         Registrant's Post-Effective Amendment No. 12 (April 25, 1995), and incorporated herein by reference.

         (ii)     Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Filed  with  Pre-Effective
         Amendment No. 2 of Oppenheimer  Trinity Value Fund, Inc. (Reg. No.  33-79707),  8/25/99,  and incorporated herein by reference.

         (iii)    Form  of  OppenheimerFunds   Distributor,   Inc.  Broker  Agreement:   Filed  with  Pre-Effective
         Amendment No. 2 of Oppenheimer  Trinity Value Fund, Inc. (Reg. No.  33-79707),  8/25/99,  and incorporated herein by reference.

         (iv)     Form  of  OppenheimerFunds   Distributor,   Inc.  Agency  Agreement:   Filed  with  Pre-Effective
         Amendment No. 2 of Oppenheimer  Trinity Value Fund, Inc. (Reg. No.  33-79707),  8/25/99,  and incorporated herein by reference.

(f)      (i) Form of  Deferred  Compensation  Agreement  for  Disinterested  Trustees:  Filed  with  Post-Effective
         Amendment  No.26 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
         2-82590), 10/28/98, and incorporated by reference.

         (ii)  Retirement Plan for  Non-Interested  Trustees or Directors dated 6/7/90 - Filed with  Post-Effective
         Amendment No. 97 to the  Registration  Statement of Oppenheimer Fund (File No. 2-14586)  8/30/90,  refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272),  8/22/94,  pursuant to
         Item 102 of Regulation S-T, and incorporated herein by reference.

(g)      (i) Custody  Agreement  dated  September  18,  1989:  Previously  filed with  Registrant's  Post-Effective
Amendment  No. 3 (April 30,  1991),  refiled with  Registrant's  Post-Effective  Amendment  No. 12 (April 25, 1995)
pursuant to Item 102 of Regulation S-T and incorporated herein by reference .

(g)      (ii) Foreign Custody  Manager  Agreement  between  Registrant and The Bank of New York:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 2 to the  Registration  Statement of  Oppenheimer  World Bond Fund
(Reg. No. 333-48973), 4/23/98, and incorporated herein by reference .

(h)      Not applicable.

(i)      Opinion  and  Consent  of  Counsel  dated  September  15,  1989:   Previously   filed  with   Registrant's
Pre-Effective  Amendment  No.  2 to  Registrant's  Registration  Statement  (September  18,  1989) ,  refiled  with
Registrant's  Post-Effective  Amendment  No. 12,  (April  25,  1995)  pursuant  to Item 102 of  Regulation  S-T and incorporated herein by reference.

(j)      Independent Auditors' Consent to be filed by amendment.

(k)      Not applicable.

(l)      Investment Letter from  OppenheimerFunds,  Inc. to Registrant dated August 29, 1989: Previously filed with
         Registrant's  Post-Effective  Amendment No. 3 (April 30,  1991,refiled  with  Registrant's  Post-Effective
         Amendment  No. 12,  (April 25, 1995)  pursuant to Item 102 of Regulation  S-T and  incorporated  herein by reference.

(m)      (i)      Service Plan and Agreement for Class A shares of  Oppenheimer  Pennsylvania  Municipal Fund dated
         July 1, 1993: Previously filed with Registrant's  Post-Effective  Amendment No. 6 (July 16, 1993), refiled with  Registrant's  Post-Effective  Amendment No. 12, (April 25, 1995)  pursuant to Item 102 of Regulation
         S-T and incorporated herein by reference.

(ii)     Amended  and  Restated  Distribution  and Service  Plan and  Agreement  for Class B shares of  Oppenheimer
         Pennsylvania  Municipal Fund dated February 12, 1998:  Previously filed with  Registrant's  Post-Effective
         Amendment No. 21 (November 25, 1998) and incorporated herein by reference.

         (iii)  Amended  and  Restated  Distribution  and  Service  Plan  and  Agreement  for  Class  C  shares  of
         Pennsylvania  Municipal Fund dated February 12, 1998:  Previously filed with  Registrant's  Post-Effective
         Amendment No. 21 (November 25, 1998) and incorporated herein by reference.

         (iv)     Service  Plan and  Agreement  for Class A shares of  Oppenheimer  Florida  Municipal  Fund  dated
         October 1, 1993:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 7 (October 1, 1993),
         and incorporated herein by reference.

         (v)      Distribution and Service Plan and Agreement for Class B shares of Oppenheimer  Florida  Municipal
         Fund dated February 10, 1994: Previously filed with Registrant's  Post-Effective  Amendment No. 14 (August
         25, 1995), and incorporated herein by reference.

         (vi)     Amended and Restated  Distribution  and Service Plan and  Agreement for Class C shares of Florida
         Municipal Fund dated February 12, 1998:  Previously filed with Registrant's  Post-Effective  Amendment No.
         21 (November 25, 1998) and incorporated herein by reference.

         (vii)    Service Plan and  Agreement for Class A shares of  Oppenheimer  New Jersey  Municipal  Fund dated
         December 9, 1993: Previously filed with Registrant's  Post-Effective  Amendment No. 9 (February 25, 1994),
         and incorporated herein by reference.

         (viii)   Amended  and  Restated  Distribution  and  Service  Plan and  Agreement  for  Class B  shares  of
         Oppenheimer New Jersey Municipal Fund dated August 30, 2002: Filed herewith.

         (ix)     Amended and  Restated  Distribution  and  Service  Plan and  Agreement  for Class C shares of New
         Jersey  Municipal  Fund  dated  February  12,  1998:  Previously  filed with  Registrant's  Post-Effective
         Amendment No. 21 (November 25, 1998) and incorporated herein by reference.

(n)      Oppenheimer  Funds  Multiple  Class  Plan  under  Rule  18f-3 as  updated  through  08/24/99:  Filed  with
         Pre-Effective  Amendment No. 1 to the  registration  statement of  Oppenheimer  Senior  Floating Rate Fund
         (Reg. No. 333.82579), 08/27/99, and incorporated herein by reference.

--       Powers of Attorney  (including  Certified  Board  resolutions):  (Bridget A. Macaskill)  Previously  filed with Registrant's  Post-Effective  Amendment No. 16 (April 15, 1996);  others previously filed (all other Trustees)
with  Registrant's  Post-Effective  Amendments  Nos. 6 and 7 (July 1, 1993 and  October  1, 1993) and  incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and certain  subsidiaries  and affiliates act in the same capacity to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below  information as to any other  business,  profession,  vocation or employment of a substantial  nature in which each  officer and  director of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account or in the  capacity  of  director,  officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
Formerly, Associate Director at MetLife (Jan 2000-May 2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August
2001); software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management
(November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior
Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001)
of Oppenheimer Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the
Board, Senior Managing Director and director (since February 2001) of OFI Institutional Asset Management, Inc.;
Trustee (since 1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                              None
Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real
Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI
Mutual Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International
Museum of Photography at George Eastman House.
Paul Fitzsimmons,
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January
2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April
1992-March 2002).
Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October
2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management
Corporation, OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until
March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds Distributor, Inc.; Vice President
and Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and
Shareholder Financial Services, Inc.
William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000)
of HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February
2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin
Capital Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley
Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice
President of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and
OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
an Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (June 1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset
Management Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management Corporation; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.;
Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice
President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds
Distributor, Inc.; Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management
Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management
(January 2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and
Centennial Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc., Director (Class A) of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director &
Director of OFI Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director
(Class A) and Chairman of Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April
2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May
2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October
2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002)
prior to which he was Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August
2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time
Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002)
prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May
2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May
2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President
(Managing Director of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Formerly, Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American
Society of Pension Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management
Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private
Investments, Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of
OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation;
OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management
Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and
OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company;
Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds Distributor, Inc.;
General Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President,
General Counsel and Director of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
Investments, Inc. and Oppenheimer Trust Company; Vice President and Director of Oppenheimer Partnership Holdings,
Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International
Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset
Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediate Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above,  Shareholder  Financial Services,  Inc.,  Shareholder  Services,
Inc.,  OppenheimerFunds  Services,  Centennial Asset Management Corporation,  Centennial Capital Corp., Oppenheimer
Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South Tucson Way,  Centennial,  Colorado
80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,  HarbourView Asset Management Corp.,
Oppenheimer  Partnership  Holdings,  Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OAM
Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life Center,  Lower Abbey Street,  Dublin 1,
Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring Street,  Bellefonte,  Pennsylvania
16823.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive
Officer and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director           Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of September, 2002.

                                                              Oppenheimer Multi-State Trust

                                                              By:  /s/ John V. Murphy*
                                                              ----------------------------------------------
                                                              John V. Murphy, President,
                                                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                Title                                     Date
----------                                -----                                     ----

/s/ Leon Levy*                            Chairman of the
------------------                        Board of Trustees                         September 26, 2002
Leon Levy

/s/ Donald W. Spiro*                      Vice Chairman of the                      September 26, 2002
-------------------------                 Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                       President, Principal
--------------------------                Executive Officer                         September 26, 2002
John V. Murphy                            & Trustee

/s/ Brian W. Wixted*                      Treasurer, Principal                      September 26, 2002
-------------------------                 Financial and
Brian W. Wixted                           Accounting Officer

/s/ Robert G. Galli*                      Trustee                                   September 26, 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                 Trustee                                   September 26, 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                    Trustee                                   September 26, 2002
--------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                Trustee                                   September 26, 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                   Trustee                                   September 26, 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                      Trustee                                   September 26, 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*             Trustee                                   September 26, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                   Trustee                                   September 26, 2002
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                      Oppenheimer Multi-State Municipal Trust

                                          Post-Effective Amendment No. 27

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

23(a)                      Amended and Restated Declaration of Trust dated August 1, 2002

23(b)                      Amended and Restated By-Laws dated December 14, 2000

23(m)                      Amended and Restated Class B 12b-1 Plan dated August 30, 2002